Equity Based Compensation Plans, Weighted average assumptions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average fair value assumptions [Abstract]
Stock price (in dollars per share)	$ 131.87	$ 107.21
Stock price, minimum (in dollars per share)			$ 66.05
Stock price, maximum (in dollars per share)			$ 84.90
Risk-free interest rates (in hundredths)	2.24%	3.50%	4.58%
Expected lives (in years)	10 years	10 years	10 years
Volatility (in hundredths)	19.63%	22.00%	20.00%